Note 7 - Other Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 10,759
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	1.79%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	3.42%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.31%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	186,286
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	161,237
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.15%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	5.00%
Debt, Weighted Average Interest Rate	2.45%
Letters of Credit Outstanding, Amount	5,959	5,486
Residential Mortgage [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	251,487
Commercial Loan [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	96,434
FHLB Stock [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	6,281
FHLB Line of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	95,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	95,000
Letters of Credit Outstanding, Amount	$ 14,200	$ 27,000